Note 2 - Recent Capital Financing and Management's Plans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
Note
2
–
Recent Capital Financing and Management
'
s Plans

The Company has realized a cumulative net loss of
$7,339,175
for the period from inception (
June 2, 2015)
to
December 31, 2020,
negative working capital of
$240,417
and
no
revenues. As of
December 31, 2020,
these conditions raised substantial doubt about the Company's ability to continue as a going concern for a year following the balance sheet date of these consolidated financial statements. As of
December 31, 2020,
the Company had insufficient revenue and capital commitments to fund the development of its planned products and to pay operating expenses. The ability of the Company to continue as a going concern depended on the Company's capital raising efforts to fund the development of its planned products.

As a result of the securities purchase agreement and capital raise of
$6,000,000
subsequent event to
December 31, 2020 (
see Note
9
), management believes that the Company has sufficient capital commitments to fund the development of its planned products and to pay operating expenses for a period of more than one
year following the issuance of these consolidated financial statements. Consequently, the substantial doubt about the Company's ability to continue as a going concern has been alleviated. Management is committed to utilizing this capital to expand and accelerate the development of its CHS technology, while scaling business functions and appropriately adding resources necessary for future growth.